MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.4%
Air Freight & Logistics — 0.1%
GXO Logistics, Inc. (United States) (a)	258	$14,515

Beverages — 0.7%
Boston Beer Co., Inc., Class A (United States) (a)	30	10,643
Monster Beverage Corp. (United States) (a)	2,731	150,614
		161,257
Biotechnology — 3.9%
Amgen, Inc. (United States)	1,383	372,913
Gilead Sciences, Inc. (United States)	3,590	274,994
Neurocrine Biosciences, Inc. (United States) (a)	316	36,842
Vertex Pharmaceuticals, Inc. (United States) (a)	630	223,530
		908,279
Broadline Retail — 5.3%
Amazon.com, Inc. (United States) (a)	7,947	1,160,978
eBay, Inc. (United States)	1,427	58,521
Etsy, Inc. (United States) (a)	321	24,335
		1,243,834
Capital Markets — 0.5%
Cboe Global Markets, Inc. (United States)	261	47,552
Nasdaq, Inc. (United States)	1,100	61,424
PJT Partners, Inc., Class A (United States)	74	6,664
		115,640
Chemicals — 1.8%
Balchem Corp. (United States)	74	9,229
Ecolab, Inc. (United States)	714	136,895
RPM International, Inc. (United States)	394	40,554
Sherwin-Williams Co. (United States)	834	232,520
		419,198
Commercial Services & Supplies — 2.2%
Cintas Corp. (United States)	334	184,786
Copart, Inc. (United States) (a)	2,142	107,571
Rollins, Inc. (United States)	1,246	50,762
Waste Management, Inc. (United States)	991	169,451
		512,570
Communications Equipment — 0.8%
Arista Networks, Inc. (United States) (a)	762	167,419
Ubiquiti, Inc. (United States)	139	15,604
		183,023
Consumer Staples Distribution & Retail — 3.1%
Casey's General Stores, Inc. (United States)	132	36,353
Costco Wholesale Corp. (United States)	1,168	692,320
		728,673
Distributors — 0.1%
LKQ Corp. (United States)	761	33,887

Diversified Consumer Services — 0.0%
Rover Group, Inc. (United States) (a)	457	5,000

Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., Class A (United States) (a)	135	31,992

Entertainment — 2.7%
Electronic Arts, Inc. (United States)	755	104,198
Netflix, Inc. (United States) (a)	1,122	531,794
		635,992
Financial Services — 9.8%
Jack Henry & Associates, Inc. (United States)	201	31,897
Mastercard, Inc., Class A (United States)	2,671	1,105,340
Visa, Inc., Class A (United States)	4,547	1,167,124
		2,304,361
Food Products — 0.1%
Darling Ingredients, Inc. (United States) (a)	333	14,609

Ground Transportation — 2.0%
Old Dominion Freight Line, Inc. (United States)	312	121,387
RXO, Inc. (United States) (a)	289	6,057
Union Pacific Corp. (United States)	1,488	335,202
		462,646
Health Care Equipment & Supplies — 3.0%
Becton Dickinson and Co. (United States)	676	159,658
Globus Medical, Inc., Class A (United States) (a)	368	16,531
IDEXX Laboratories, Inc. (United States) (a)	324	150,926
Insulet Corp. (United States) (a)	181	34,225
Intuitive Surgical, Inc. (United States) (a)	867	269,498
ResMed, Inc. (United States)	413	65,142
		695,980
Health Care Providers & Services — 7.0%
HCA Healthcare, Inc. (United States)	847	212,157
McKesson Corp. (United States)	331	155,755
UnitedHealth Group, Inc. (United States)	2,289	1,265,748
		1,633,660
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (United States) (a)	395	68,852

Household Durables — 0.3%
Dream Finders Home, Inc., Class A (United States) (a)	221	5,379
Meritage Homes Corp. (United States)	86	12,152
NVR, Inc. (United States) (a)	8	49,243
		66,774
Industrial Conglomerates — 0.5%
3M Co. (United States)	1,244	123,243

Interactive Media & Services — 10.0%
Alphabet, Inc., Class C (United States) (a)	8,006	1,072,164
Meta Platforms, Inc., Class A (United States) (a)	3,677	1,202,930
Pinterest, Inc., Class A (United States) (a)	1,777	60,542
		2,335,636
IT Services — 1.6%
Cognizant Technology Solutions Corp., Class A (United States)	1,462	102,896
EPAM Systems, Inc. (United States) (a)	155	40,019
Gartner, Inc. (United States) (a)	256	111,319
GoDaddy, Inc., Class A (United States) (a)	436	43,626
MongoDB, Inc. (United States) (a)	176	73,170
		371,030
Machinery — 0.0%
Tennant Co. (United States)	45	3,853

Media — 0.4%
New York Times Co., Class A (United States)	383	17,997
Trade Desk, Inc., Class A (United States) (a)	1,170	82,438
		100,435
Pharmaceuticals — 4.6%
Johnson & Johnson (United States)	6,898	1,066,845

Professional Services — 0.0%
TaskUS, Inc., Class A (United States) (a)	217	2,608
Upwork, Inc. (United States) (a)	276	3,889
		6,497
Semiconductors & Semiconductor Equipment — 6.1%
Broadcom, Inc. (United States)	1,184	1,096,484
Cirrus Logic, Inc. (United States) (a)	137	10,400
Enphase Energy, Inc. (United States) (a)	312	31,518
Impinj, Inc. (United States) (a)	64	5,350
Lam Research Corp. (United States)	361	258,447
Universal Display Corp. (United States)	108	18,274
		1,420,473
Software — 20.3%
Adobe Systems, Inc. (United States) (a)	1,551	947,677
Alteryx, Inc., Class A (United States) (a)	165	6,608
Appfolio, Inc., Class A (United States) (a)	90	17,033
Autodesk, Inc. (United States) (a)	733	160,109
Fair Isaac Corp. (United States) (a)	92	100,059
Fortinet, Inc. (United States) (a)	2,485	130,612
HubSpot, Inc. (United States) (a)	138	68,162
Microsoft Corp. (United States)	3,381	1,281,095
Nutanix, Inc., Class A (United States) (a)	659	28,396
Oracle Corp. (United States)	7,643	888,193
Palo Alto Networks, Inc. (United States) (a)	804	237,252
Pegasystems, Inc. (United States)	252	13,099
ServiceNow, Inc. (United States) (a)	625	428,588
Synopsys, Inc. (United States) (a)	478	259,664
Workday, Inc., Class A (United States) (a)	766	207,372
		4,773,919
Specialty Retail — 4.9%
Camping World Holdings, Inc., Class A (United States)	99	2,093
Chewy, Inc., Class A (United States) (a)	991	17,263
Home Depot, Inc. (United States)	3,231	1,012,886
Ulta Beauty, Inc. (United States) (a)	134	57,083
Wayfair, Inc., Class A (United States) (a)	296	16,517
Williams-Sonoma, Inc. (United States)	156	29,256
Winmark Corp. (United States)	20	8,600
		1,143,698
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc. (United States)	6,251	1,187,377
Pure Storage, Inc., Class A (United States) (a)	883	29,413
		1,216,790
Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B (United States)	3,732	411,528
Under Armour, Inc., Class A (United States) (a)	1,222	9,947
		421,475
Trading Companies & Distributors — 0.2%
Watsco, Inc. (United States)	116	44,339
TOTAL COMMON STOCKS (COST $19,507,221)		23,268,975

SHORT-TERM INVESTMENTS — 0.5%
Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 5.20% (b)	123,164	123,164
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $123,164)		123,164
TOTAL SHORT-TERM INVESTMENTS (COST $123,164)		123,164
TOTAL INVESTMENTS (COST $19,630,385) — 99.9%		23,392,139
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,794
TOTAL NET ASSETS — 100.0%		$23,410,933

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.”

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$23,268,975	$23,268,975	$–	$–
Total Equity Securities	$23,268,975	$23,268,975	$–	$–

Short-Term Investments
Money Market Deposit Accounts	$123,164	$123,164	$–	$–
Total Short-Term Investments	$123,164	$123,164	$–	$–
Total Assets*	$23,392,139	$23,392,139	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.